DERIVATIVES AND HEDGING (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 195,558	¥ 176,537
Foreign currency forward contracts
Derivative [Line Items]
Normal duration of hedges	4 months
Designated as Hedging Instrument
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 12,797	14,366
Designated as Hedging Instrument | Foreign currency forward contracts
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments	12,797	14,277
Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments		89
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 182,761	¥ 162,171